SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT REPORTING
NOTE 5 - SEGMENT REPORTING

The Group operates in a single reportable segment; the center of its activities is in Israel, and most of its sales are carried out in USA, Europe (excluding UK), UK, Australia, Israel and the rest of the world.

Set forth below is a breakdown of revenues from external parties by geographic regions:

	For the year ended December 31
	2022	2021	2020
	US Dollars in thousands
USA	60,270	36,887	23,676
Europe (excluding UK)	48,664	36,475	26,296
UK	21,931	16,577	11,097
Australia	17,235	12,672	7,975
Israel	14,129	10,764	5,826
Rest of the world	11,285	5,759	3,913
	173,514	119,134	78,783
Set forth below is a breakdown of the non-current assets, excluding deferred tax assets and financial assets, by geographic regions:
	For the year ended December 31
	2022	2021
	US Dollars in thousands
Israel	60,459	52,415
USA	6,863	4,799
Rest of the world	2,096	459
	69,418	57,673

In 2022, 2021 and 2020, the Group did not have any single customer representing 10% or more of its sales.